Organization, Basis of Presentation and Summary of Significant Accounting Policies - Dividend Policy (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 06, 2021	Sep. 09, 2021	Aug. 16, 2021	Sep. 30, 2021
Dividends Payable [Line Items]
Accumulated dividends for distribution				$ 150.2
Common Class A [Member]
Dividends Payable [Line Items]
Dividends declared (in usd per share)		$ 0.10	$ 0.10
Dividends paid (in usd per share)	$ 0.10